TAXATION (Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXATION [Abstract]
Statutory CIT rate	25.00%	25.00%	25.00%
Share-based compensation expenses	1.80%	1.10%	1.20%
Change in fair value of convertible senior notes and capped call options	0.40%	(2.80%)	22.80%
Accrued payroll and welfare expenses	1.20%	0.40%	2.20%
Change of enacted tax rate	(2.60%)	(9.20%)	43.80%
Other permanent differences	(1.40%)	4.90%	1.60%
Difference in tax rate of a subsidiary outside the PRC	(1.20%)	0.70%	3.40%
Effect of tax holiday for subsidiaries	(14.40%)	(14.60%)	(5.80%)
Change in valuation allowance	2.90%	(28.60%)	(86.30%)
Effective CIT rate	11.70%	(23.10%)	7.90%